Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Inventory, Current [Table Text Block]
	December 31,
	2013	2012
Components, spare parts	3,650	4,032
Work-in-progress	876	566
Finished goods	910	600
Total gross inventories	5,436	5,198
Less: provision for slow-moving inventory	(737)	(934)
Total	4,698	4,263